UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-04010

                                OCM MUTUAL FUND
                                ---------------
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                          Livermore, California 94550
              (Address of principal executive offices) (Zip code)


                               Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                          Livermore, California 94550
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (925)455-0802
                                                           -------------

                      Date of fiscal year end: NOVEMBER 30
                                               -----------
                     Date of reporting period: MAY 31, 2005
                                               ------------

ITEM 1.  REPORTS TO STOCKHOLDERS.





                                                            OCM LOGO OMITTED
                                                            ----------------
                                                             OCM GOLD FUND
                                                            ----------------





















                                                           SEMI-ANNUAL REPORT
                                                               (UNAUDITED)
                                                              MAY 31, 2005

Dear Fellow Shareholder:

The first six months of 2005 saw global imbalances continue apace, most notably the ever-widening U.S. current account deficit and the corresponding build-up of dollar holdings by Asian central banks. In a June 20th speech delivered in Canada, the managing director of the International Monetary Fund (IMF), Rodrigo de Rato y Figaredo, warned "WE RUN THE RISK OF INVESTORS DRASTICALLY REDUCING THE FLOW OF CAPITAL INTO THE UNITED STATES. IN THAT EVENT, THE DOLLAR COULD DEPRECIATE RAPIDLY, CURRENCY AND CAPITAL MARKETS COULD BECOME DISORDERLY, AND INTEREST RATES COULD RISE SHARPLY, POSING SERIOUS THREAT TO GLOBAL ECONOMIC STABILITY." The Bank for International Settlements (BIS) also concluded in its recent annual report that any shift back to more ordinary levels could potentially be "RAPID AND DISRUPTIVE." While the risks associated with the imbalances to the U.S. and global economy are clear, there appears to be little if anything Washington policy makers can do. The 20% decline in the dollar since 2002 has failed to improve the U.S. trade deficit, in fact, the trade deficit has only worsened as the globalization of the U.S. economy continues to ship manufacturing jobs to low cost labor centers, such as China and India. In our opinion, global imbalances will be resolved painfully for US dollar holders by the market, rather than by policy, with gold assets gaining wider appreciation in the process.

In response to threats of across-the-board tariffs on its exports to the United States, China recently adjusted its currency peg to allow for modest movement against an unknown basket of currencies. While a token gesture, the initial 2% upward revaluation of the renminbi is viewed as a first step of several that will ultimately lead to the Chinese currency trading freely against the dollar. Malaysia quickly followed suit by removing its long standing currency peg. We suspect currency reform in Asia will heighten the importance of gold as an alternative currency class. Unfortunately for the Western industrialized countries, the labor arbitrage with Asia is so great that revaluations upward are unlikely to change the shift in manufacturing to the region. In fact, it is most likely to have a negative impact on the U.S. trade deficit as goods coming into the U.S. will be marginally more expensive, quite the opposite of what Washington had hoped for.

The Chinese revaluation could have a dynamic impact on demand for gold, both from the investment and jewelry perspective. When Japan revalued the yen in 1985, investment demand grew by 55% the year following the revaluation with jewelry demand increasing dramatically from 1987 to 1989. Barry Cooper of CIBC World Markets commented, "IN THE CASE OF CHINA, WE BELIEVE THE IMPACT COULD BE LARGER. NOT ONLY IS CHINA STARTING FROM A LARGER DEMAND BASE OF SOME 235 TONNES, BUT ALSO THE CHINESE POPULATION DWARFS THAT OF JAPAN, PROVIDING FOR A GREATER POTENTIAL IMPACT. FURTHERMORE, CHINESE CONSUMPTION OF JEWELRY SITS AT ABOUT 0.16 GRAM PER PERSON ANNUALLY COMPARED WITH JAPAN'S 1.15 GRAM PER PERSON, IMPLYING SIGNIFICANT APPETITE FOR THE METAL ASSUMING SIMILAR ECONOMIC AFFLUENCE. TAIWAN, WHICH MAY REPRESENT A BETTER CULTURAL COMPARISON TO CHINA THAN JAPAN, HAS CONSUMPTION DEMAND THAT IS FIVE TIMES THAT OF CHINA, ALSO SUGGESTING SIGNIFICANT EXPANSION POSSIBILITIES FOR A REVALUED CURRENCY IN AN ECONOMY THAT IS GROWING AT 9% PER YEAR."

Also noteworthy in the first half of 2005, both the French and Dutch voted against adopting the new European Union constitution. This was on the back of the stability pact that bound EU countries to fiscal discipline being compromised in March. Cries from Italy to float the lira again further damaged sentiment toward the euro and brought into question the long-term viability of the non-sovereign backed currency. The euro as the reserve currency alternative to the dollar had been exposed as just another fiat currency. The European unit promptly declined against the dollar and gold, with the euro gold price finally piercing through 350 euro/oz for the first time in June. The move showed gold was gaining favor by a wider audience as a currency of choice and was no longer strictly a weak dollar play. Investors and central banks looking to diversify dollar risk were given reason to pause for thought.


                            GOLD PRICED $US AND EURO

CHART OMITTED



                               US$            Euro
                               ---            ----
        4-Jan-00             281.50          272.80
        4-May-00             280.00          313.94
        4-Sep-00             276.65          307.50
        4-Jan-01             267.10          282.54
        4-May-01             266.60          297.07
        4-Sep-01             272.30          305.14
        4-Jan-02             277.75          310.23
        3-May-02             310.45          341.38
        4-Sep-02             313.00          315.37
        3-Jan-03             344.50          331.57
        2-May-03             340.50          303.15
        4-Sep-03             370.75          341.30
        5-Jan-04             420.60          331.94
        4-May-04             391.25          323.74
        3-Sep-04             401.15          332.81
        4-Jan-05             427.75          321.80
        4-May-05             428.80          330.98



           SOURCE: WORLD GOLD COUNCIL

Despite the recent appreciation against the euro, the dollar remains susceptible to resume a broad based decline. The current expansion is showing signs of tiring as the index of leading economic indicators has dropped for five months in a row in 2005. The Iraq war spending has worked its way through the economy along with the tax cuts. Should the housing market stall, the engine that has driven the post bubble recovery will be exhausted, with consumers no longer feeling "house rich" and in no mood to spend. At the first hint the U.S. economy is slowing, market participants will smell the need for the Federal Reserve to reverse course to once again fight off the defla-tionary forces with aggressive monetary stimulus. With the consumer tapped out, the Fed may find it more difficult this time around to fight a contracting credit environment where credit quality is deteriorating.

Gold bullion traded in a range of $414 to $444 over the first half of the year, ending June 30th at $437, unchanged from the end 2004. Much like last year, gold and gold shares suffered a sharp sell-off in the spring, with this year's sell-off blamed on poor earnings and hedge fund liquidations tied to problems in the debt market after the downgrade of GM and Ford to junk status. For the first six months of 2005, the Philadelphia Gold and Silver Share Index (XAU) declined 5.78%. Over the past four years the second half of the year has proved to be the most robust for gold shares, with the XAU showing gains ranging from up 2.22% to up 38.39% over the final six months of the year. The two companies that had the most negative impact on your Fund's NAV over the report period were senior producers Newmont Mining and Placer Dome. Both companies experienced reduced earnings as the gold price failed to keep up with the higher costs of oil and other input costs over the first quarter.

In our opinion, gold remains in a multi-year bull market that will see gold trade at a multiple of it current level before this cycle is over. The recent shakeouts in the gold and gold share markets is testament that bull markets attempt to throw off as many participants as possible along the way. You will know when it is time to reduce your exposure to gold when the number of ounces it takes to buy one unit of the Dow Jones goes back into the low single digits, just as it has done in previous cycles. In 1980, the ratio bottomed at one ounce to buy one unit of the Dow Jones. Today, the ratio stands at 25. We therefore counsel patience at the very least and, where possible, increased exposure to take advantage of the current opportunity.

We appreciate your shareholding in the OCM Gold Fund and look forward to meeting your investment objectives.

Sincerely,




/S/ GREGORY M. ORRELL
Gregory M. Orrell
PRESIDENT AND PORTFOLIO MANAGER JULY 22, 2005


                                  OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2005
                                   (UNAUDITED)
--------------------------------------------------------------------------------
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS 93.8%
MAJOR GOLD PRODUCERS 36.7%
   169,500     AngloGold Ashanti Ltd. ADR .......................     $5,820,630
    50,000     Barrick Gold Corp. ...............................      1,149,500
    35,000     Compania de Minas Buenaventura S.A.u. ADR ........        748,300
    10,000     Freeport-McMoRan Copper & Gold, Inc. .............        353,000
   270,000     Gold Fields Ltd. ADR .............................      2,967,300
   225,000     Harmony Gold Mining Co. Ltd. ADR .................      1,721,250
   275,000     Kinross Gold Corp. * .............................      1,465,750
   179,994     Newmont Mining Corp. .............................      6,702,977
   200,000     Placer Dome, Inc. ................................      2,704,000
                                                                     -----------
                                                                      23,632,707
                                                                     -----------
INTERMEDIATE/MID-TIER GOLD PRODUCERS 26.0%
   100,000     Agnico-Eagle Mines Ltd. ..........................      1,185,000
   350,000     Bema Gold Corp. * ................................        722,772
   190,000     Cambior, Inc.* ...................................        361,000
   125,000     Glamis Gold Ltd. * ...............................      1,786,250
   467,500     Goldcorp, Inc. ...................................      6,353,325
   425,000     IAMGOLD Corp. ....................................      2,741,250
   100,000     Meridian Gold, Inc. * ............................      1,652,000
   140,000     Randgold Resources Ltd. ADR * ....................      1,748,600
   350,000     Resolute Mining Ltd.* ............................        238,727
                                                                     -----------
                                                                      16,788,924
                                                                     -----------
JUNIOR GOLD PRODUCERS 11.0%
   256,250     Apollo Gold Corp. * ..............................         73,553
   400,000     Central Asia Gold Ltd.* ..........................        187,950
 1,000,000     Claude Resources, Inc. * .........................        820,000
   200,000     Crystallex International Corp.* ..................        700,000
   430,000     Eldorado Gold Corp. * ............................        994,259
   150,000     Glencairn Gold Corp. * ...........................         56,809
   457,000     Golden Cycle Gold Corp. * ........................      1,188,200
   359,000     Golden Star Resources Ltd. * .....................      1,023,150
   131,300     Guinor Gold Corp.* ...............................        102,595
   100,000     Mexgold Resources, Inc.* .........................        223,250
   400,000     Northgate Minerals Corp. * .......................        424,175
   500,000     Oxiana Ltd.* .....................................        325,881
   352,000     Queenstake Resources Ltd. * ......................         79,987




--------------------------------------------------------------------------------
SHARES                                                                 VALUE
--------------------------------------------------------------------------------

JUNIOR GOLD PRODUCERS (CONTINUED)
   150,000     River Gold Mines Ltd. * ..........................    $   118,402
   250,000     Sino Gold Ltd.* ..................................        289,883
   150,000     Yamana Gold, Inc.* ...............................        490,500
                                                                     -----------
                                                                       7,098,594
                                                                     -----------
EXPLORATION AND DEVELOPMENT COMPANIES 9.5%
   200,000     Addwest Minerals International Ltd.*+ ............           --
   137,875     Altius Minerals Corp.* ...........................        406,743
   125,000     Anatolia Minerals Development Ltd. * .............        123,585
   219,100     Aquiline Resources, Inc.* ........................        209,632
   500,000     Birim Goldfields, Inc. * .........................        153,484
   200,000     Bolivar Gold Corp.* ..............................        350,821
   300,000     Capstone Gold Corp.* .............................        188,965
   150,000     Cardero Resource Corp. * .........................        370,754
   175,000     Desert Sun Mining Corp.* .........................        239,994
   360,000     Erdene Gold, Inc. * ..............................        243,980
   300,000     First Narrows Resources Corp.* ...................         38,870
   125,000     Fronteer Development Group, Inc. * ...............        229,230
   146,000     Gateway Gold Corp.* ..............................        116,409
   500,000     Geodex Minerals Ltd.* ............................         31,893
   250,000     Maximus Ventures Ltd. * ..........................         22,923
   106,500     Metallica Resources, Inc. * ......................        118,881
   150,000     Mundoro Mining, Inc.* ............................        310,955
   142,400     Nevsun Resources Ltd. * ..........................        269,086
   300,000     North American Gold, Inc.* .......................        107,638
   300,333     Northern Lion Gold Corp.* ........................        155,650
   150,000     Orezone Resources, Inc.* .........................        179,397
   284,300     Radius Gold, Inc. * ..............................        269,747
   300,000     Red Back Mining, Inc.* ...........................        448,493
   300,000     Riddarhyttan Resources AB* .......................        390,973
   300,000     Sabina Resources Ltd.* ...........................        145,910
   429,250     Strongbow Exploration, Inc.* .....................         63,316
   207,700     Sunridge Gold Corp.* .............................        102,674
   100,000     Viceroy Exploration Ltd. * .......................        216,871
   250,000     Wolfden Resources, Inc. * ........................        548,158
   250,000     X-Cal Resources Ltd.* ............................         47,839
    11,880     Yilgarn Mining Ltd. * ............................          1,171
                                                                     -----------
                                                                       6,104,042
                                                                     -----------


                       See notes to financial statements


                                     - 4 -



                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2005 (CONTINUED)
                                   (UNAUDITED)
--------------------------------------------------------------------------------
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OTHER 7.6%
   178,000     Endeavour Mining Capital Corp. ...................    $   351,969
    27,710     Gold Bullion Ltd.* ...............................      1,155,021
    40,000     Royal Gold, Inc. .................................        702,000
    65,000     streetTRACKS Gold Trust * ........................      2,707,250
                                                                     -----------
                                                                       4,916,240
                                                                     -----------

PRIMARY SILVER PRODUCERS 3.0%
   500,000     Excellon Resources, Inc.* ........................         91,692
   197,100     Hecla Mining Co. * ...............................        883,008
    48,075     Pan American Silver Corp. * ......................        685,745
   100,000     Silver Wheaton Corp.* ............................        283,846
                                                                     -----------
                                                                       1,944,291
                                                                     -----------

TOTAL COMMON STOCKS
             (cost $41,631,819) .................................     60,484,798
                                                                     -----------
WARRANTS 1.2%
37,500       African Gold Group, Inc.*(OMEGA)
             Exp. 10/14/2005 ....................................         --
68,937       Altius Minerals Corp.*(OMEGA)
             Exp. 6/11/2005 .....................................         93,440
62,500       Anatolia Minerals Development Ltd.*(OMEGA)
             Exp. 12/15/2006 ....................................         --
50,000       Apollo Gold Corp. *(OMEGA)
             Exp. 12/23/2006 ....................................         --
50,000       Bema Gold Corp. *
             Exp. 10/27/2007 ....................................         47,839
50,000       Bolivar Gold Corp.*
             Exp. 8/25/2008 .....................................         35,880
55,556       Canyon Resources Corp.*(OMEGA)
             Exp. 12/1/2005 .....................................         --
100,000      Capstone Gold Corp.*(OMEGA)
             Exp. 1/26/2006 .....................................         --
87,500       Desert Sun Mining Corp.*(OMEGA)
             Exp. 7/22/2005 .....................................         25,813
89,000       Endeavour Mining Capital Corp.*
             Exp. 11/10/2008 ....................................         62,092



--------------------------------------------------------------------------------
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
WARRANTS (CONTINUED)
125,000       Geodex Minerals Ltd.*(OMEGA)
              Exp. 12/31/2005 ...................................    $     --
75,000        Glencairn Gold Corp.*
              Exp. 11/26/2008.                                             6,279
175,000       Globestar Mining Corp.*(OMEGA)
              Exp. 6/8/2005 .....................................          --
150,000       Goldcorp, Inc.*
              Exp. 5/30/2007 ....................................        308,563
50,000        Mexgold Resources, Inc.*(OMEGA)
              Exp. 2/26/2006 ....................................         11,960
15,000        Miramar Mining Corp.*(OMEGA)
              Exp. 6/9/2005 .....................................          --
35,000        Nevsun Resources Ltd.*(OMEGA)
              Exp. 12/18/2008 ...................................          --
150,000       North American Gold, Inc.*(OMEGA)
              Exp. 4/29/2006 ....................................          --
110,000       Northgate Minerals Corp. *
              Exp. 12/28/2006 ...................................         12,279
24,038        Pan American Silver Corp. *
              Exp. 2/20/2008 ....................................        132,437
50,000        Radius Gold, Inc.*(OMEGA)
              Exp. 11/13/2005 ...................................          --
50,000        Silver Wheaton Corp.*
              Exp. 8/5/2009 .....................................         13,355
100,000       Sunridge Gold Corp.*(OMEGA)
              Exp. 9/12/2005 ....................................          --
                                                                     -----------

TOTAL WARRANTS
              (cost $110,472) ...................................        749,937
                                                                     -----------
PREFERRED STOCKS 0.6%
10,000        Freeport-McMoRan Copper & Gold, Inc. ..............        416,100
                                                                     -----------

TOTAL PREFERRED STOCKS
              (cost $169,900) ...................................        416,100
                                                                     -----------


                       See notes to financial statements


                                     - 5 -



                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2005 (CONTINUED)
                                   (UNAUDITED)
--------------------------------------------------------------------------------
PRINCIPAL
AMOUNT                                                                  VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 5.0%
$ 3,253,375   UMB Bank Money Market Fiduciary ...................    $ 3,253,375
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
              (cost $3,253,375) .................................      3,253,375
                                                                     -----------











--------------------------------------------------------------------------------

                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENTS
        (cost $45,165,566) ............................  100.6%      $64,904,210
LIABILITIES LESS OTHER ASSETS .........................   (0.6)%        (384,347)
                                                                     -----------
NET ASSETS ............................................  100.0%      $64,519,863
                                                                     ===========



------------
*         Non-income producing security.
+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.
(OMEGA) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees. At May 31, 2005, restricted securities totaled $131,213 or 0.20% of net assets and consisted of the following securities:














                      See notes to financial statements


                                     - 6 -




                                  OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2005 (CONTINUED)
                                   (UNAUDITED)




                                           MAY 31, 2005
                                          CARRYING VALUE             ACQUISITION
    ISSUER                                   PER UNIT        COST       DATE
--------------------------------------------------------------------------------
    African Gold Group, Inc.
      Warrants Exp. 10/14/2005                 $  --     $     --      4/20/2004
    Altius Minerals Corp.
      Warrants Exp. 6/11/2005                  1.3554          --      6/30/2003
    Anatolia Minerals Development Ltd.
      Warrants Exp. 12/15/2006                    --           --      6/14/2004
    Apollo Gold Corp.
      Warrants Exp. 12/23/2006                    --           --     12/23/2002
    Canyon Resources Corp.
      Warrants Exp. 12/1/2005                     --           --      9/29/2003
    Capstone Gold Corp.
      Warrants Exp. 1/26/2006                     --           --     12/15/2003
    Desert Sun Mining Corp.
      Warrants Exp. 7/22/2005                  0.2950          --      7/17/2003
    Geodex Minerals Ltd.
      Warrants Exp. 12/31/2005                    --           --       1/6/2004
    Globestar Mining Corp.
      Warrants Exp. 6/8/2005                      --           --     12/22/2003
    Mexgold Resources, Inc.
      Warrants Exp. 2/26/2006                  0.2392          --      2/13/2004
    Miramar Mining Corp.
      Warrants Exp. 6/9/2005                      --           --      12/9/2003
    Nevsun Resources Ltd.
      Warrants Exp. 12/18/2008                    --           --     12/18/2003
    North American Gold, Inc.
      Warrants Exp. 4/29/2006                     --           --      4/30/2004
    Radius Gold, Inc.
      Warrants Exp. 11/13/2005                    --           --      11/5/2003
    Sunridge Gold Corp.
      Warrants Exp. 9/12/2005                     --           --      9/10/2003
--------------------------------------------------------------------------------



                       SUMMARY OF INVESTMENTS BY COUNTRY

                                                               PERCENT OF
         COUNTRY                        MARKET VALUE       INVESTMENT SECURITIES
--------------------------------------------------------------------------------
         Australia                      $ 2,198,633                  3.4%
         Canada                          32,688,553                 50.4
         Cayman Islands                     414,061                  0.6
         Jersey                           1,748,600                  2.7
         Peru                               748,300                  1.1
         South Africa                    10,509,180                 16.2
         Sweden                             390,973                  0.6
         United States(1)                16,205,910                 25.0
--------------------------------------------------------------------------------
         TOTAL                          $64,904,210                100.0%
--------------------------------------------------------------------------------



(1) Includes short-term securities



                       See notes to financial statements



                                      - 7 -



                                  OCM GOLD FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2005
                                   (UNAUDITED)


ASSETS:
  Investments in unaffiliated issuers,
    at value (cost $45,165,566) ............................       $ 64,904,210
  Receivable for fund shares sold ..........................              6,560
  Interest and dividends receivable ........................             26,642
  Prepaid expenses and other assets ........................             17,240
                                                                   ------------
    Total assets ...........................................         64,954,652
                                                                   ------------

LIABILITIES:
  Payable for fund shares redeemed .........................            152,405
  Due to investment adviser ................................             31,510
  Accrued distribution fees ................................            213,954
  Accrued expenses and other liabilities ...................             36,920
                                                                   ------------
    Total liabilities ......................................            434,789
                                                                   ------------
    Net Assets .............................................       $ 64,519,863
                                                                   ============

NET ASSETS CONSIST OF:
  Shares of beneficial interest,
    no par value; unlimited shares authorized ..............       $ 45,943,182
  Undistributed net investment loss ........................         (1,739,010)
  Undistributed net realized gain on investments
    and foreign currency transactions ......................            577,047
  Net unrealized appreciation on investments
    and foreign currency translations ......................         19,738,644
                                                                   ------------
    Net Assets .............................................       $ 64,519,863
                                                                   ============

CALCULATION OF MAXIMUM OFFERING PRICE:
  Net asset value and redemption price per share ...........       $       9.98
  Maximum sales charge (4.50% of offering price) ...........               0.47
                                                                   ------------
  Offering price to public .................................       $      10.45
                                                                   ============
  Shares outstanding .......................................          6,465,985
                                                                   ============





                       See notes to financial statements
                                      - 8 -



                                  OCM GOLD FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)


INVESTMENT INCOME:
  Interest ..................................................      $     15,892
  Dividends (net of foreign
    withholding taxes of $31,549) ...........................           313,171
                                                                   ------------
    Total investment income .................................           329,063
                                                                   ------------

EXPENSES:
  Distribution fees .........................................           343,511
  Investment advisory fees ..................................           334,773
  Fund administration and accounting fees ...................            41,638
  Transfer agent fees and expenses ..........................            35,119
  Professional fees .........................................            26,192
  Federal and state registration fees .......................            15,849
  Reports to shareholders ...................................             7,544
  Custody fees ..............................................             7,275
  Trustees' fees ............................................             3,978
  Other expenses ............................................             4,606
                                                                   ------------
  Total expenses ............................................           820,485
                                                                   ------------
  Net investment loss .......................................          (491,422)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments and
    foreign currency transactions ...........................         1,415,878
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ...................................       (16,347,707)
                                                                   ------------
    Net loss on investments .................................       (14,931,829)
                                                                   ------------
  Net decrease in net assets resulting
    from operations .........................................      $(15,423,251)
                                                                   ============






                       See notes to financial statements
                                      - 9 -



                                  OCM GOLD FUND
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                        Six months ended   Year ended
                                                          May 31, 2005      Nov. 30,
                                                          (Unaudited)         2004
                                                         ------------    ------------
OPERATIONS:
  Net investment loss ................................   $   (491,422)   $ (1,154,369)
  Net realized gain on investments and
    foreign currency transactions ....................      1,415,878       1,630,388
  Net change in unrealized appreciation/
    depreciation on investments
    and foreign currency translations ................    (16,347,707)     (8,457,258)
                                                         ------------    ------------
  Net decrease in net assets resulting from operations    (15,423,251)     (7,981,239)
                                                         ------------    ------------

DISTRIBUTIONS PAID TO SHAREHOLDERS:
  Dividends from net investment income ...............       (317,539)        (84,374)
  Distributions paid from net realized gains .........     (1,933,210)     (1,230,068)
                                                         ------------    ------------
  Total distributions ................................     (2,250,749)     (1,314,442)
                                                         ------------    ------------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold ......................      3,759,336      15,625,055
  Distributions reinvested ...........................      1,987,331       1,230,388
  Payment for shares redeemed ........................     (3,754,579)    (11,587,518)
                                                         ------------    ------------
  Net increase in net assets from
    fund share transactions ..........................      1,992,088       5,267,925
                                                         ------------    ------------
  Total decrease in net assets .......................    (15,681,912)     (4,027,756)

NET ASSETS, BEGINNING OF PERIOD ......................     80,201,775      84,229,531
                                                         ------------    ------------
NET ASSETS, END OF PERIOD ............................   $ 64,519,863    $ 80,201,775
                                                         ============    ============
UNDISTRIBUTED NET INVESTMENT LOSS ....................   $ (1,739,010)   $   (930,049)
                                                         ============    ============

TRANSACTIONS IN SHARES:
  Shares sold ........................................        340,581       1,306,325
  Shares issued on reinvestment
    of distributions .................................        174,022          88,517
  Shares redeemed ....................................       (335,167)       (934,244)
                                                         ------------    ------------
  Net increase in shares outstanding .................        179,436         460,598
                                                         ============    ============





                       See notes to financial statements
                                     - 10 -

                                  OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005
                                   (UNAUDITED)

NOTE 1. ORGANIZATION
         OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists solely of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES
         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
         SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.
         FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.
         Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

NOTE 3. INVESTMENT ADVISORY AGREEMENT
         The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

             ASSETS                                                  FEE RATE
             ------                                                  --------
             $0 to $50 million ...................................    1.000%
             $50 million to $75 million ..........................    0.875%
             $75 million to $100 million .........................    0.750%
             $100 million to $150 million ........................    0.625%
             $150 million to $250 million ........................    0.500%
             Over $250 million ...................................    0.375%

         For the six-month period ended May 31, 2005, OCM voluntarily agreed to limit the total expenses of the Fund to an annual rate of 2.99% of average net assets.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN
         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.99% of average daily net assets.

                                  OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2005 (CONTINUED)
                                   (UNAUDITED)

NOTE 5. PURCHASES AND SALES OF SECURITIES
         Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six-month period ended May 31, 2005 were $1,918,771 and $3,354,273, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION
         At May 31, 2005, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

      Cost of investments ...............................  $ 45,478,695
                                                           ============
      Unrealized appreciation ...........................  $ 23,010,026
      Unrealized depreciation ...........................    (3,584,511)
                                                           ------------
      Net unrealized appreciation on investments ........  $ 19,425,515
                                                           ============

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
         The tax character of distributions paid during the fiscal years ended November 30, 2004 and 2003 was as follows:

                                                     2004                2003
      Ordinary income ..........................  $   84,374        $       --
      Net long-term capital gains ..............   1,230,068                --
                                                  ----------        -----------
      Total distributions ......................  $1,314,442        $       --
                                                  ==========        ===========

Ordinary income distributions may include dividends paid from short term capital gains.

As of November 30, 2004 the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income ............................   $  1,516,936
      Undistributed long-term gains ............................      1,013,596
                                                                   ------------
      Tax accumulated earnings .................................      2,530,532
      Accumulated capital and other losses .....................       (819,027)
      Unrealized appreciation on investments ...................     34,539,176
                                                                   ------------
      Total accumulated earnings ...............................   $ 36,250,681
                                                                   ============

         At November 30, 2004, the Fund had realized capital losses from transactions between November 1, 2004 and November 30, 2004 of $819,027. Post-October capital losses for tax purposes are deferred and will be recognized in 2005 and are included in tax accumulate capital and other losses for the Fund.

NOTE 7. TRANSACTIONS WITH AFFILIATES
         The following is an analysis of transactions for the six-month period ended May 31, 2005 in the Fund with "affiliated companies" as defined by the Investment Company Act of 1940:

                                         SHARE ACTIVITY                DIVIDENDS CREDITED    GAIN (LOSS) REALIZED
                                         --------------                TO INCOME FOR THE     ON SALE OF SHARES FOR
                            BALANCE                          BALANCE    SIX MONTHS ENDED      THE SIX MONTHS ENDED
SECURITY NAME              11/30/04   PURCHASES    SALES     5/31/05      MAY 31, 2005            MAY 31, 2005
-------------              --------   ---------    -----     -------      ------------            ------------
Silver Wheaton Corp.(1)   100,000(2)     --         --       100,000        $   --                 $   --


-------
(1) No longer considered an affiliated company as of May 31, 2005.
(2) Adjusted for 1-for-5 stock split on December 21, 2004.



                                 OCM GOLD FUND
                              FINANCIAL HIGHLIGHTS

                                       Six Months
                                        Ended          Year Ended    Year Ended    Year Ended    Year Ended     Year Ended
                                     May 31, 2005        Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,       Nov. 30,
                                      (Unaudited)          2004          2003          2002          2001          2000
                                     --------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period   $  12.76         $   14.46     $   7.53      $   4.71      $    3.52      $    4.75
                                       --------         ---------     --------      --------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ................      (0.07)            (0.18)       (0.12)        (0.09)         (0.04)         (0.05)
Net realized and unrealized
  gain (loss) on investments
  and foreign currency
  transactions .....................      (2.35)            (1.30)        7.05          2.91           1.23          (1.18)
                                       --------         ---------     --------      --------      ---------      ---------
Total from investment operations ...      (2.42)            (1.48)        6.93          2.82           1.19          (1.23)
                                       --------         ---------     --------      --------      ---------      ---------

LESS DISTRIBUTIONS:
Dividends from net investment income      (0.05)            (0.01)        --            --             --             --
Distribution from net realized gains      (0.31)            (0.21)        --            --             --             --
                                       --------         ---------     --------      --------      ---------      ---------
Total distributions ................      (0.36)            (0.22)        --            --             --             --
                                       --------         ---------     --------      --------      ---------      ---------

Net asset value, end of period .....   $   9.98         $   12.76     $  14.46      $   7.53      $    4.71      $    3.52
                                       ========         =========     ========      ========      =========      =========

TOTAL RETURN* ......................     (19.31)%(1)       (10.31)%      92.03%        59.87%         33.81%        (25.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)   $ 64,520         $  80,202     $ 84,230      $ 35,109      $  17,924      $   9,240
Ratio of expenses to average
  net assets:
  Net of waivers and reimbursements        2.36%(2)          2.15%        2.39%         2.66%          2.60%          2.44%
  Before waivers and reimbursements        2.36%(2)          2.17%        2.39%         2.66%          2.60%          2.99%
Ratio of net investment loss to
  average net assets:
  Net of waivers and reimbursements       (1.42)%(2)        (1.58)%      (1.42)%       (1.46)%        (1.14)%        (1.19)%
  Before waivers and reimbursements       (1.42)%(2)        (1.60)%      (1.42)%       (1.46)%        (1.14)%        (1.74)%
Portfolio turnover rate ............          3%(1)            12%          17%           32%             5%             3%



--------
*   Assumes no sales charge.
(1) Not annualized.
(2) Annualized.




                       See notes to financial statements
                                     - 13 -

                                  OCM GOLD FUND
             EXPENSE EXAMPLE - FOR THE SIX MONTHS ENDED MAY 31, 2005
                                   (UNAUDITED)

         As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005 (the "period").

ACTUAL EXPENSES
         The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
         The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD

                             BEGINNING ACCOUNT    ENDING ACCOUNT    DURING THE
                                   VALUE              VALUE        PERIOD ENDED
                             DECEMBER 1, 2004     MAY 31, 2005     MAY 31, 2005*
                             ----------------     ------------     -------------

Actual                         $ 1,000.00          $  806.90        $ 10.65
Hypothetical (5% return
before expenses)                 1,000.00           1,013.22          11.86

-----
* Expenses are equal to the Fund's annualized expense ratio of 2.36% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                  OCM GOLD FUND


INVESTMENTS BY SECTOR
AS A PERCENTAGE OF NET ASSETS


[PIE CHART OMITTED]



                        Major Gold Producers            37.3%
                        Intermediate/Mid-Tier Gold
                             Producers                  26.6%
                        Junior Gold Producers           11.1%
                        Exploration and Development
                                Companies                9.7%
                        Other                            7.7%
                        Primary Silver Producers         3.2%
                        Cash and Other Assets            4.4%

         A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2004 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.
         The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                  OCM GOLD FUND
                         RESULTS OF SHAREHOLDER MEETING


A special meeting of the shareholders of the Fund was held on February 24, 2005. Trustees elected by the shareholders at the meeting were as follows: Gregory M. Orrell, John L. Crary and Douglas Webenbauer. The matters were voted on by the shareholders of record as of December 27, 2004. The results of the shareholders' vote at the February 24, 2005 meeting were as follows:

Election of Trustees:

                                      For         Withheld
                                      ---         --------
        Mr. Gregory M. Orrell      4,931,657        9,869
        Mr. John L. Crary          4,931,657        9,869
        Mr. Douglas Webenbauer     4,931,657        9,869

                                  OCM Gold Fund
                                Distributed by:


                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures as required by Rule 31a-3(b) under the Act within 90 days of the filing date of this report on Form N-CSR.

(b) Their have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably like to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By: /s/ GREGORY M. ORRELL
    ----------------------
         Gregory M. Orrell
         President

Date: August 3, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ GREGORY M. ORRELL
    ----------------------
         Gregory M. Orrell
         President

Date: August 3, 2005


By: /s/ JACKLYN ORRELL
    ----------------------
         Jacklyn Orrell
         Secretary and Treasurer

Date: August 3, 2005